Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock by Class
As of June 30, 2021 and December 31, 2020, the Company had authority to issue 1,050,000,000 shares, consisting of the following:

Classification	No. of Authorized Shares	Par Value Per Share
Preferred stock	50,000,000	$0.01
Class T common stock	250,000,000	$0.01
Class S common stock	250,000,000	$0.01
Class D common stock	125,000,000	$0.01
Class C common stock	125,000,000	$0.01
Class I common stock	250,000,000	$0.01

	1,050,000,000

As of December 31, 2020 and 2019, the Company had authority to issue 1,050,000,000 shares, consisting of the following:

Classification	No. of Authorized Shares	Par Value Per Share
Preferred stock	50,000,000	$0.01
Class T common stock	250,000,000	$0.01
Class S common stock	250,000,000	$0.01
Class D common stock	250,000,000	$0.01
Class I common stock	250,000,000	$0.01

	1,050,000,000

Dividends Declared
The following table details the net distribution for each of our share classes as of June 30,
2021
:

Declaration Date	Class S Shares	Class I Shares	Class C Shares	Class T Shares	Class D Shares
December 31, 2019	$0.0189	$0.0250	$—	$—	$—
January 30, 2020	0.0222	0.0294	—	—	—
February 27, 2020	0.0272	0.0341	—	—	—
March 30, 2020	0.0267	0.0341	—	—	—
April 30, 2020	0.0272	0.0344	—	—	—
May 29, 2020	0.0288	0.0361	—	—	—
June 30, 2020	0.0293	0.0365	—	—	—
July 30, 2020	0.0291	0.0365	—	—	—
August 28, 2020	0.0293	0.0367	—	—	—
September 29, 2020	0.0295	0.0367	—	—	—
October 29, 2020	0.0294	0.0369	—	—	—
November 25, 2020	0.0320	0.0392	—	—	—
December 30, 2020	0.0342	0.0417	—	—	—
January 28, 2021	0.0344	0.0420	—	—	—
February 25, 2021	0.0352	0.0420	—	—	—
March 30, 2021	0.0346	0.0422	0.0422	—	—
April 29, 2021	0.0348	0.0422	0.0422	—	—
May 27, 2021	0.0350	0.0427	0.0427	—	—
June 29, 2021	0.0355	0.0430	0.0430	—	—

Total	$0.5733	$0.7114	$0.1701	$—	$—

Subsequent to June 30, 2021, the Company declared gross distributions as follows:

Record Date	Class S	Class I	Class C	Class T	Class D
July 29, 2021	$0.0355	$0.0433	$0.0433	$—	$—

The following table details the net distribution for each of our share classes as of December 31,
2020
:

Declaration Date	Class S Shares	Class I Shares	Class T Shares	Class D Shares
December 31, 2019	$0.0189	$0.0250	$—	$—
January 30, 2020	$0.0222	$0.0294	$—	$—
February 27, 2020	$0.0272	$0.0341	$—	$—
March 30, 2020	$0.0267	$0.0341	$—	$—
April 30, 2020	$0.0272	$0.0344	$—	$—
May 29, 2020	$0.0288	$0.0361	$—	$—
June 30, 2020	$0.0293	$0.0365	$—	$—
July 30, 2020	$0.0291	$0.0365	$—	$—
August 28, 2020	$0.0293	$0.0367	$—	$—
September 29, 2020	$0.0295	$0.0367	$—	$—
October 29, 2020	$0.0294	$0.0369	$—	$—
November 25, 2020	$0.0320	$0.0392	$—	$—
December 30, 2020	$0.0342	$0.0417	$—	$—

Total	$0.3638	$0.4573	$—	$—

Subsequent to December 31, 2020, the Company declared distributions as follows:

Record Date	Class S	Class I	Class T	Class D
January 28, 2021	$0.0344	$0.0420	N/A	N/A
February 25, 2021	$0.0352	$0.0420	N/A	N/A
March 30, 2021	$0.0346	$0.0422	N/A	N/A

Schedule of Common Stock Outstanding Roll Forward
Common Stock
The following tables detail the movement in the Company’s outstanding shares of common stock:

	Class S	Class I	Class T	Class D	Total
December 31, 2019	5,851,600	9,145,617	—	—	14,997,217

Common stock issued	7,040,896	759,820	—	—	7,800,716
Distribution reinvestments	205,798	9,763	—	—	215,561
Independent directors’ restricted stock vested (1)	—	5,749	—	—	5,749
Management fees	—	78,022	—	—	78,022
Stock redemptions	(65,644)	(2,521,620)	—	—	(2,587,264)

December 31, 2020	13,032,650	7,477,351	—	—	20,510,001

(1)
The directors’ vested restricted stock represents $127,500 of the annual compensation paid to the independent directors since inception. The restricted stock is amortized over the one-year
service period of such stock grants.